Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
United States	$ 2,096	$ 1,724	$ 1,742
Non-U.S.	1,252	1,472	1,373
Earnings before income taxes	$ 3,348	$ 3,196	$ 3,115